Expense Example - Investor A, C and Institutional - BlackRock Dynamic High Income Portfolio	Nov. 27, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 618
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,783
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,969
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,047